Promotion and Selling Expenses - Summary of Promotion and Selling Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Ticket office expenses	¥ 2,589	¥ 2,809	¥ 2,935
Sales commissions	442	773	842
Computer reservation services	289	413	352
Advertising and promotion	80	140	121
Others	955	570	757
Promotion and selling expenses	¥ 4,355	¥ 4,705	¥ 5,007